UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2021

Item #1. Reports to Stockholders.

INDEX	American Conservative Values ETF

American Conservative Values ETF

*Commencement of Operations October 28, 2020

ANNUAL REPORT

For the Period Ended July 31, 2021*

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Dear Shareholders,

Welcome to our community of politically conservative investors.

Since the American Conservative Values ETF’s (ACVF) inception to date (10/28/2020 until 07/31/2021), nearly all major stock indexes produced positive results. The large-cap S&P 500® Index (“S&P 500®”) and Russell 1000® Index repeatedly reached record highs. I am extremely pleased with our performance to date (Table 1) as well as our boycotted companies (Table 2). ACVF is actively managed and endeavors to balance performance, competitive with large-cap benchmarks such as the S&P 500®, with the sense of purpose and advocacy of boycotting companies that are most hostile to conservative values. Maximizing the economic value of these boycotts while also preserving predictable large cap performance is our goal.

This period was very bullish for US large-cap stocks and market sectors, as the market continues to respond favorably to government stimulus. The factor that most significantly affected ACVF’s relative performance vs. the S&P 500® during this period was the relative performance of the companies we are boycotting (the “Boycotts”), which are S&P 500 constituents. ACVF’s under performance of the S&P 500® during this period was due to the company and sector miss-weights introduced to the Fund portfolio by avoiding ownership of the Boycotts. On average the Boycotts outperformed the S&P 500® during this period. Performance of each of the Boycotts is contained in Table.

For the Inception to Date Period (10/28/2020 until 07/31/2021)

Boycotted Company	% Return	Return +/- S&P 500®
WELLS FARGO & CO	119.0	83.1
GOLDMAN SACHS GROUP INC	100.0	64.1
DICK’S SPORTING GOODS, INC.	85.8	49.9
ALPHABET INC-CL A	78.4	42.4
ALPHABET INC-CL C	78.3	42.4
GENERAL MOTORS CO	66.7	30.8
JPMORGAN CHASE & CO	60.2	24.3
WALT DISNEY CO/THE	48.6	12.7
BLACKROCK INC	46.7	10.7
TWITTER INC	43.7	7.8
COMCAST CORP-CLASS A	42.0	6.1
STARBUCKS CORP	41.2	5.2
NIKE INC-CL B	38.1	2.1
DELTA AIR LINES INC	34.6	(1.4)

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Shareholder Letter - continued

Boycotted Company	% Return	Return +/- S&P 500®
FACEBOOK INC-CLASS A	33.1	(2.8)
APPLE INC	31.8	(4.1)
3M CO	27.9	(8.0)
JOHNSON & JOHNSON	26.9	(9.0)
COCA-COLA CO/THE	21.8	(14.2)
AT&T INC	11.6	(24.3)
PROGRESSIVE CORP	9.2	(26.7)
THE NEW YORK TIMES COMPANY	8.5	(27.4)
AMAZON.COM INC	5.2	(30.7)
WALMART INC	3.0	(32.9)
VERIZON COMMUNICATIONS INC	2.4	(33.6)
SALESFORCE.COM INC	1.5	(34.5)

In furtherance of the goal of maximizing the economic value of these boycotts while also preserving predictable large cap performance, the management team seeks to control ACVF’s risk to the S&P 500® by employing portfolio construction which is diversified among economic sectors (Table 3) and style factors, resulting in an ETF solidly within the large-cap blend style box. By monitoring the risks created by our boycotts and utilizing such a portfolio construction, the resulting performance should produce returns consistent with the large cap blend style universe and large cap indexes, a high correlation to the S&P 500® as well as beta close to 1.0.

During this period, ACVF’s since inception return led the S&P 500® by as much as 0.85% and trailed by as much as -1.04%, ending the period trailing by -0.16%, with a correlation of 0.992 and a beta of 0.978 to the S&P 500®.

This was accomplished while also avoiding ownership of 25 of the companies most hostile to conservative values (chart includes 2 share classes of Google/Alphabet), which represented on average close to 27% of the S&P 500® company weights.

Alternatively stated, during this period (10/28/2020 until 07/31/2021), a $10,000 investment in ACVF would have returned a profit of $3,096, which is $16 dollars less than the profit that would have been returned for the same period from a $10,000 investment in the SPDR S&P 500® ETF (SPY), which tracks the S&P 500®, while also keeping approximately $2,700 of your investment out of the companies we believe are most hostile to conservative values.

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Shareholder Letter - continued

Thank you for your continued support and confidence in the American Conservative Values ETF (ACVF).

Sincerely,

William E. Flaig, Jr.

Founder and CEO

Ridgeline Research LLC

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Investment Objective

The American Conservative Values ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

PERFORMANCE (as of July 31, 2021)
	1 MONTH	QTD	3 MONTH	YTD	SINCE INCEPTION
ACVF – Market (Close)	1.94%	1.94%	5.46%	17.43%	N/A
ACVF – NAV	2.04%	2.04%	5.48%	17.53%	30.96%
S&P 500® – Total Return	2.38%	2.38%	5.50%	17.99%	31.12%

CURRENT BOYCOTTS (as of July 31, 2021)
Facebook Inc-class A	3m Co
Johnson & Johnson	Blackrock Inc
Verizon Communications	Goldman Sachs Group
Walt Disney Co	General Motors Co
AT&T Inc	Twitter Inc
Comcast Corp-class A	JP Morgan Chase & Co
Walmart Inc	Salesforce.Com Inc
Nike Inc -Cl B	Progressive Corp
Starbucks Corp	Dick’s Sporting Goods
Wells Fargo & Co	New York Times Co A
Apple Inc	Amazon Com Inc
Alphabet Inc Class A	Alphabet Inc Class C
The Coca-Cola Company	Delta Air Lines, Inc.

SECTOR WEIGHTINGS (as of July 31, 2021)	ACVF	SPX	+/-
Information Technology	30.4%	27.8%	2.6%
Health Care	14.9%	13.4%	1.5%
Financials	12.0%	11.0%	1.0%
Consumer Discretionary	9.3%	12.1%	-2.8%
Industrials	8.7%	8.4%	0.3%
Consumer Staples	8.1%	5.9%	2.2%
Communication Services	5.4%	11.2%	-5.8%
Materials	2.8%	2.6%	0.2%
Utilities	2.8%	2.5%	0.3%
Energy	2.6%	2.5%	0.1%
Real Estate	2.6%	2.6%	0.0%
Cash (USD)	0.4%	0.0%	0.4%

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-888-909-6030. Distributed by Foreside Fund Services, LLC Portland, ME.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-909-6030. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2021 and are subject to change at any time.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

American Conservative Values ETF

(Unaudited)

GROWTH OF $10,000 INVESTMENT IN
THE AMERICAN CONSERVATIVE VALUES ETF VS. S&P 500® Index
$14
$13
$12
$11
$10
$9
Thousands
$13,112
$13,096
10/28/2020
10/31/2020
1/31/2021
4/30/2021
7/30/2021
Past performance is not predictive of future performance.
American Conservative Values ETF
S&P 500® Index

Total Return Since Inception 10/28/2020 to 7/31/2021
American Conservative Values ETF	30.96%
S&P 500® Index	31.12%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Portfolio Compositionas of July 31, 2021

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Software & Services	17.37%
Healthcare	14.91%
Information Technology	13.07%
Financials	11.98%
Consumer Discretionary	9.31%
Industrials	8.58%
Consumer Staples	8.10%
Communication Services	5.36%
Utilities	2.84%
Materials	2.78%
Energy	2.65%
Real Estate	2.64%
99.59%

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of InvestmentsJuly 31, 2021

Security Description		Number of Shares	Fair Value
99.59%	COMMON STOCKS

5.36%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	586	$49,001
	Charter Communications, Inc.*	124	92,262
	Discovery Communications*	324	8,784
	Discovery, Inc. - Class A*	241	6,991
	DISH Network Corp.*	482	20,191
	Electronic Arts, Inc.	138	19,866
	Fox Corp. - Class A	360	12,838
	Fox Corp. - Class B	291	9,673
	IAC/InterActive Corp.*	156	21,417
	Live Nation Entertainment, Inc.*	155	12,228
	Lumen Technologies, Inc.	2,744	34,218
	Match Group, Inc.*	67	10,671
	Netflix, Inc.*	294	152,166
	News Corp. - Class A	671	16,527
	News Corp. - Class B	500	11,755
	Omnicom Group, Inc.	481	35,026
	Spotify Technology SA*	34	7,775
	Take-Two Interactive Software*	88	15,261
	The Interpublic Group of Cos, Inc.	873	30,869
	T-Mobile US, Inc.*	1,030	148,341
	ViacomCBS, Inc.	512	20,956
	Vimeo, Inc.*	254	11,379
			748,195

9.31%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	34	7,210
	Aptiv PLC	138	23,025
	AutoZone, Inc.*	2	3,247
	Bath & Body Works, Inc.*	53	4,244
	Best Buy Co., Inc.	121	13,594
	Booking Holdings, Inc.*	34	74,061
	BorgWarner, Inc.	152	7,445
	CarMax, Inc.*	69	9,243
	Carnival Corp.*	377	8,162
	Chipotle Mexican Grill, Inc.*	17	31,678
	Darden Restaurants, Inc.	69	10,066
	Dollar General Corp.	172	40,014
	Dollar Tree, Inc.*	119	11,875

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description	Number of Shares	Fair Value
Domino’s Pizza, Inc.	17	$8,933
DR Horton, Inc.	139	13,265
eBay, Inc.	257	17,530
Etsy, Inc.*	52	9,543
Expedia Group, Inc.*	136	21,878
Ford Motor Co.*	2,125	29,644
The Gap, Inc.	119	3,471
Garmin Ltd.	238	37,414
Genuine Parts Co.	87	11,042
Hasbro, Inc.	36	3,580
Hilton Worldwide Holdings, Inc.*	138	18,140
The Home Depot, Inc.	686	225,138
Las Vegas Sands Corp.*	208	8,809
Lennar Corp.	102	10,725
LKQ Corp.*	102	5,177
Lowe’s Cos, Inc.	345	66,478
Marriott International, Inc./MD*	138	20,145
McDonald’s Corp.	393	95,385
MGM Resorts International	120	4,504
Newell Brand, Inc.	51	1,262
Norwegian Cruise Line Holdings*	104	2,499
O’Reilly Automotive, Inc.*	34	20,531
Pool Corp.	17	8,123
PulteGroup, Inc.	52	2,853
PVH Corp.*	33	3,452
Ralph Lauren Corp.	16	1,816
Ross Stores, Inc.	174	21,348
Royal Caribbean Cruises Ltd.*	87	6,688
Tapestry, Inc.*	105	4,442
Target Corp.	258	67,351
Tesla, Inc.*	312	214,406
The TJX Cos, Inc.	533	36,676
Tractor Supply Co.	52	9,408
Ulta Beauty, Inc.*	17	5,709
Under Armour, Inc.- Class A*	68	1,391
Under Armour, Inc. - Class C*	83	1,454
VF Corp.	137	10,987
Wynn Resorts Ltd.	50	4,917
YUM! Brands, Inc.	157	20,628
		1,300,606

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
8.10%	CONSUMER STAPLES
	Altria Group, Inc.	809	$38,864
	Archer-Daniels-Midland Co	449	26,814
	Brown-Forman Corp.	140	9,929
	Campbell Soup Co.	20	874
	Church & Dwight Co., Inc.	87	7,532
	Colgate-Palmolive Co.	358	28,461
	Conagra Brands, Inc.	139	4,655
	Constellation Brands, Inc.	135	30,286
	Costco Wholesale Corp.	550	236,346
	The Estee Lauder Cos., Inc.	87	29,043
	General Mills, Inc.	208	12,243
	Hormel Foods Corp.	173	8,024
	Kellogg Co.	67	4,245
	Kimberly-Clark Corp.	120	16,286
	The Kraft Heinz Co.	328	12,618
	The Kroger Co.	444	18,071
	Lamb Weston Holdings, Inc.	17	1,135
	McCormick & Co., Inc./MD	69	5,808
	Molson Coors Beverage Co.*	152	7,431
	Mondelez International, Inc.	822	52,000
	Monster Beverage Corp.*	326	30,748
	PepsiCo, Inc.	1,067	167,466
	Philip Morris International, Inc.	599	59,954
	The Procter & Gamble Co.	1,788	254,307
	Sysco Corp.	255	18,921
	The Clorox Co.	35	6,331
	The Hershey Co.	51	9,123
	The J M Smucker Co.	18	2,360
	Tyson Foods, Inc.	136	9,719
	Walgreens Boots Alliance, Inc.	448	21,123
			1,130,717
2.65%	ENERGY
	Baker Hughes Co.	359	7,625
	Chevron Corp.	908	92,443
	ConocoPhillips	380	21,303
	DT Midstream, Inc.*	35	1,484
	EOG Resources, Inc.	189	13,771
	Exxon Mobil Corp.	1,991	114,622
	Halliburton Co.	341	7,052
	Hess Corp.	49	3,746

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	Kinder Morgan, Inc.	790	$13,730
	Marathon Petroleum Corp.	346	19,106
	Occidental Petroleum Corp.	346	9,031
	ONEOK, Inc.	152	7,899
	Phillips 66	226	16,595
	Pioneer Natural Resources Co.	33	4,797
	Schlumberger NV	650	18,740
	Valero Energy Corp.	123	8,237
	The Williams Cos., Inc.	396	9,920
			370,101

11.98%	FINANCIALS
	Aflac, Inc.	343	18,865
	American Express Co.	241	41,098
	American International Group, Inc.	478	22,633
	Ameriprise Financial, Inc.	70	18,029
	Aon PLC	87	22,623
	Arthur J Gallagher & Co.	34	4,737
	Assurant, Inc.	18	2,841
	Bank of America Corp.	4,684	179,678
	Bank of New York Mellon Corp.	500	25,665
	Berkshire Hathaway, Inc.*	1,096	305,006
	Capital One Financial Corp.	172	27,812
	Cboe Global Markets, Inc.	36	4,265
	The Charles Schwab Corp.	804	54,632
	Chubb Ltd.	257	43,366
	Cincinnati Financial Corp.	69	8,134
	Citigroup, Inc.	1,284	86,824
	Citizens Financial Group, Inc.	290	12,226
	CME Group, Inc.	187	39,668
	Comerica, Inc.	18	1,236
	Discover Financial Services	70	8,702
	Everest Re Group Ltd.	17	4,298
	Fifth Third BanCorp	481	17,455
	First Republic Bank/CA	104	20,282
	Franklin Resources, Inc.	100	2,955
	Hartford Financial Services Group	122	7,762
	Huntington Bancshares, Inc.	534	7,519
	Intercontinental Exchange, Inc.	291	34,871
	Invesco Ltd.	54	1,317
	KeyCorp	481	9,456

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	Lincoln National Corp.	83	$5,114
	Loews Corp.	104	5,578
	M&T Bank Corp.	105	14,054
	MarketAxess Holdings, Inc.	17	8,078
	Marsh & McLennan Cos., Inc.	221	32,536
	MetLife, Inc.	599	34,562
	Moody’s Corp.	88	33,088
	Morgan Stanley	771	74,001
	MSCI, Inc.	19	11,323
	Nasdaq, Inc.	35	6,536
	Northern Trust Corp.	136	15,348
	PNC Financial Services Group	324	59,101
	Principal Financial Group, Inc.	70	4,349
	Prudential Financial, Inc.	323	32,390
	Raymond James Financial, Inc.	69	8,934
	Regions Financial Corp.	617	11,877
	Rocket Cos., Inc.	635	10,947
	S&P Global, Inc.	119	51,018
	State Street Corp.	206	17,951
	SVB Financial Group*	34	18,699
	Synchrony Financial	35	1,646
	T Rowe Price Group, Inc.	122	24,908
	The Allstate Corp.	154	20,028
	The Travelers Cos., Inc.	138	20,551
	Truist Financial Corp.	822	44,741
	US Bancorp	981	54,485
	W R Berkley Corp.	36	2,634
	Willis Towers Watson PLC	52	10,716
	Zions Bancorp NA	83	4,328
			1,673,476

14.91%	HEALTHCARE
	Abbott Laboratories	861	104,164
	AbbVie, Inc.	891	103,623
	ABIOMED, Inc.*	17	5,561
	Agilent Technologies, Inc.	87	13,331
	Align Technology, Inc.*	34	23,657
	AmerisourceBergen Corp.	104	12,706
	Amgen, Inc.	275	66,423
	Anthem, Inc.	87	33,409
	AstraZeneca PLC	295	16,886

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description	Number of Shares	Fair Value
Baxter International, Inc.	206	$15,934
Becton Dickinson and Co.	122	31,202
Biogen, Inc.*	87	28,426
Bio-Rad Laboratories, Inc.*	1	740
Boston Scientific Corp.*	633	28,865
Bristol-Myers Squibb Co.	1,187	80,562
Cardinal Health, Inc.	204	12,114
Catalent, Inc.*	34	4,074
Centene Corp.*	187	12,830
Cerner Corp.	137	11,013
Cigna Corp.	203	46,586
The Cooper Cos., Inc.	17	7,170
CVS Health Corp.	603	49,663
Danaher Corp.	394	117,211
Dentsply Sirona, Inc.	49	3,236
Dexcom, Inc.*	34	17,527
Edwards Lifesciences Corp.*	243	27,282
Eli Lilly & Co.	429	104,462
Gilead Sciences, Inc.	687	46,915
HCA Healthcare, Inc.	103	25,565
Henry Schein, Inc.*	35	2,805
Hologic, Inc.*	49	3,677
Humana, Inc.	50	21,293
IDEXX Laboratories, Inc.*	19	12,892
Illumina, Inc.*	69	34,207
Incyte Corp.*	135	10,442
Intuitive Surgical, Inc.*	53	52,547
IQVIA Holdings, Inc.*	68	16,844
Laboratory Corporation of America *	34	10,069
McKesson Corp.	87	17,733
Medtronic PLC	635	83,382
Merck & Co., Inc.	1,306	100,392
Mettler-Toledo International, Inc.*	1	1,474
Organon & Co.*	131	3,800
Perrigo Co. PLC	119	5,716
Pfizer, Inc.	2,697	115,459
Quest Diagnostics, Inc.	35	4,963
Regeneron Pharmaceuticals, Inc.*	54	31,029
ResMed, Inc.	35	9,513
Stryker Corp.	154	41,725
Teladoc Health, Inc.*	35	5,196

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	Teleflex, Inc.	2	$795
	Thermo Fisher Scientific, Inc.	186	100,442
	UnitedHealth Group, Inc.	427	176,018
	Universal Health Services, Inc.	18	2,887
	Veeva Systems, Inc.*	157	52,235
	Vertex Pharmaceuticals, Inc.*	187	37,695
	Viatris, Inc.	425	5,980
	West Pharmaceutical Services, Inc.	17	6,999
	Zimmer Biomet Holdings, Inc.	86	14,054
	Zoetis, Inc.	242	49,053
			2,082,453

8.58%	INDUSTRIALS
	American Airlines Group, Inc.*	497	10,129
	AMETEK, Inc.	67	9,316
	The Boeing Co.*	223	50,505
	Carrier Global Corp.	189	10,442
	Caterpillar, Inc.	257	53,135
	CH Robinson Worldwide, Inc.	54	4,815
	Cintas Corp.	34	13,402
	Copart, Inc.*	101	14,847
	CSX Corp.	1,026	33,160
	Cummins, Inc.	87	20,193
	Deere & Co.	137	49,538
	Eaton Corp. PLC	190	30,030
	Emerson Electric Co.	307	30,973
	Equifax, Inc.	50	13,030
	Expeditors International of Washington, Inc.	68	8,721
	Fastenal Co.	259	14,185
	FedEx Corp.	104	29,115
	Fortive Corp.	123	8,937
	General Dynamics Corp.	85	16,663
	General Electric Co.	3,761	48,705
	Honeywell International, Inc.	394	92,113
	IHS Markit Ltd.	225	26,289
	Illinois Tool Works, Inc.	104	23,574
	Ingersoll Rand, Inc.*	139	6,793
	Jacobs Engineering Group, Inc.	50	6,763
	JB Hunt Transport Services, Inc.	17	2,864
	Johnson Controls International	449	32,068

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	Kansas City Southern	17	$4,553
	L3Harris Technologies, Inc.	103	23,354
	Leidos Holdings, Inc.	50	5,321
	Lockheed Martin Corp.	117	43,485
	Nielsen Holdings PLC	105	2,487
	Norfolk Southern Corp.	122	31,455
	Northrop Grumman Corp.	70	25,411
	Old Dominion Freight Line, Inc.	35	9,420
	Otis Worldwide Corp.	100	8,955
	PACCAR, Inc.	156	12,946
	Parker-Hannifin Corp.	51	15,914
	Quanta Services, Inc.	17	1,545
	Raytheon Technologies Corp.	705	61,300
	Republic Services, Inc.	52	6,155
	Rockwell Automation, Inc.	17	5,226
	Roper Technologies, Inc.	53	26,041
	Southwest Airlines Co.*	344	17,379
	Stanley Black & Decker, Inc.	69	13,596
	Teledyne Technologies, Inc.*	1	453
	Trane Technologies PLC	85	17,307
	TransDigm Group, Inc.*	17	10,899
	Union Pacific Corp.	310	67,816
	United Airlines Holdings, Inc.*	120	5,606
	United Parcel Service, Inc.	309	59,130
	Verisk Analytics, Inc.	88	16,715
	Waste Management, Inc.	191	28,318
	Westinghouse Air Brake Technology	67	5,686
	WW Grainger, Inc.	17	7,558
	Xylem, Inc.	35	4,405
			1,198,741

13.07%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	874	92,810
	Amphenol Corp.	272	19,717
	Analog Devices, Inc.	157	26,285
	Applied Materials, Inc.	376	52,614
	Arista Networks, Inc.*	136	51,733
	Broadcom, Inc.	172	83,489
	CDW Corp./DE	52	9,534
	Cisco Systems, Inc./Delaware	3,995	221,203
	Corning, Inc.	329	13,772

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	F5 Networks, Inc.*	18	$3,717
	Hewlett Packard Enterprise Co.	586	8,497
	HP, Inc.	635	18,332
	Intel Corp.	1,903	102,229
	Juniper Networks, Inc.	51	1,435
	Keysight Technologies, Inc.*	69	11,354
	KLA Corp.	52	18,104
	Lam Research Corp.	69	43,981
	Maxim Integrated Products, Inc.	16	1,599
	Microchip Technology, Inc.	86	12,308
	Micron Technology, Inc.*	479	37,161
	Motorola Solutions, Inc.	69	15,450
	NetApp, Inc.	54	4,298
	NVIDIA Corp.	1,584	308,864
	Qorvo, Inc.*	16	3,033
	QUALCOMM, Inc.	617	92,427
	Seagate Technology Holdings PL	53	4,659
	ServiceNow, Inc.*	174	102,293
	Skyworks Solutions, Inc.	52	9,595
	TE Connectivity Ltd.	174	25,660
	Teradyne, Inc.	51	6,477
	Texas Instruments, Inc.	532	101,410
	Visa, Inc.	909	223,969
	Vontier Corp.	35	1,132
	Western Digital Corp.	123	7,986
	Xilinx, Inc.	84	12,587
	Zebra Technologies Corp.	100	55,248
	Zoom Video Communications, Inc.*	54	20,417
			1,825,379

2.78%	MATERIALS
	Air Products and Chemicals, Inc.	106	30,849
	Albemarle Corp.	17	3,503
	Amcor PLC	774	8,947
	Ball Corp.	173	13,992
	Celanese Corp.	18	2,804
	Corteva, Inc.	346	14,802
	Dow, Inc.	378	23,496
	DuPont de Nemours, Inc.	379	28,444
	Ecolab, Inc.	123	27,162
	FMC Corp.	18	1,925

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	Freeport-McMoRan, Inc.	564	$21,488
	International Flavors & Fragrances, Inc.	33	4,971
	International Paper Co.	241	13,920
	Linde PLC	294	90,373
	LyondellBasell Industries NV	101	10,032
	The Mosaic Co.	136	4,247
	Newmont Corp.	326	20,479
	Nucor Corp.	70	7,281
	Packaging Corp. of America	35	4,953
	PPG Industries, Inc.	104	17,006
	The Sherwin-Williams Co.	105	30,558
	Vulcan Materials Co.	17	3,060
	Westrock Co.	87	4,281
			388,573

2.64%	REAL ESTATE
	Alexandria Real Estate Equities	35	7,047
	American Tower Corp.	189	53,449
	AvalonBay Communities, Inc.	52	11,847
	Boston Properties, Inc.	16	1,878
	CBRE Group, Inc.*	206	19,871
	Crown Castle International Corp.	191	36,880
	Digital Realty Trust, Inc.	121	18,653
	Duke Realty Corp.	33	1,679
	Equinix, Inc.	53	43,482
	Equity Residential	156	13,124
	Essex Property Trust, Inc.	17	5,578
	Extra Space Storage, Inc.	18	3,135
	Healthpeak Properties, Inc.	204	7,542
	Host Hotels & Resorts, Inc.*	257	4,094
	Mid-America Apartment Communities	18	3,476
	Prologis, Inc.	376	48,143
	Public Storage	86	26,873
	Realty Income Corp.	103	7,240
	SBA Communications Corp.	35	11,935
	Simon Property Group, Inc.	84	10,628
	Ventas, Inc.	123	7,353
	Welltower, Inc.	173	15,027
	Weyerhaeuser Co.	306	10,321
			369,255

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
17.37%	SOFTWARE & SERVICES
	Accenture PLC	463	$147,086
	Adobe, Inc.*	528	328,221
	Akamai Technologies, Inc.*	68	8,155
	ANSYS, Inc.*	34	12,528
	Autodesk, Inc.*	190	61,015
	Automatic Data Processing, Inc.	242	50,730
	Broadridge Financial Solutions	51	8,848
	Cadence Design Systems, Inc.*	292	43,114
	Citrix Systems, Inc.	18	1,814
	Cloudflare, Inc.*	118	13,998
	Cognizant Technology Solutions	291	21,397
	DXC Technology Co.*	100	3,998
	Fidelity National Information	289	43,075
	Fiserv, Inc.*	260	29,929
	FleetCor Technologies, Inc.*	18	4,648
	Fortinet, Inc.*	67	18,240
	Gartner, Inc.*	34	9,001
	Global Payments, Inc.	123	23,789
	International Business Machine	427	60,190
	Intuit, Inc.	192	101,754
	Mastercard, Inc.	392	151,288
	Microsoft Corp.	3,331	949,035
	NortonLifeLock, Inc.	170	4,219
	Oracle Corp.	928	80,866
	Paychex, Inc.	173	19,691
	Paycom Software, Inc.*	17	6,800
	PayPal Holdings, Inc.*	600	165,318
	Synopsys, Inc.*	88	25,343
	Tyler Technologies, Inc.*	17	8,375
	VeriSign, Inc.	105	22,719
			2,425,184

2.84%	UTILITIES
	Ameren Corp.	34	2,853
	American Electric Power Co., Inc.	223	19,651
	American Water Works Co., Inc.	35	5,954
	CenterPoint Energy, Inc.	171	4,354
	Consolidated Edison, Inc.	138	10,180
	Dominion Energy, Inc.	380	28,451
	DTE Energy Co.	70	8,212

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2021

Security Description		Number of Shares	Fair Value
	Duke Energy Corp.	377	$39,626
	Edison International	169	9,211
	Entergy Corp.	52	5,352
	Eversource Energy	138	11,905
	Exelon Corp.	534	24,991
	FirstEnergy Corp.	225	8,622
	NextEra Energy, Inc.	1,594	124,173
	PPL Corp.	135	3,830
	Public Service Enterprise Group	189	11,761
	Sempra Energy	137	17,899
	The Southern Co.	512	32,701
	The AES Corp.	100	2,370
	WEC Energy Group, Inc.	106	9,979
	Xcel Energy, Inc.	207	14,128
			396,203

99.59%	TOTAL COMMON STOCKS		13,908,883
	(Cost: $12,524,819)

99.59%	TOTAL INVESTMENTS
	(Cost: $12,524,819)		13,908,883
0.41%	Other assets, net of liabilities		56,584
100.00%	NET ASSETS		$13,965,467

*Non-income producing

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Statement of Assets and LiabilitiesJuly 31, 2021

ASSETS
Investments at fair value (cost of $12,524,819) (Note 1)	$13,908,883
Cash	53,980
Dividends receivable	11,403
TOTAL ASSETS	13,974,266

LIABILITIES
Accrued advisory fees	8,799
TOTAL LIABILITIES	8,799

NET ASSETS	$13,965,467

Net Assets Consist of:
Paid-in capital	$12,560,449
Distributable earnings	1,405,018
Net Assets	$13,965,467

NET ASSET VALUE PER SHARE
Net Assets	$13,965,467
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	429,000
Net Asset Value and Offering Price Per Share	$32.55

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Statement of OperationsOctober 28, 2020* through July 31, 2021

INVESTMENT INCOME
Dividend	$78,865
Total investment income	78,865

EXPENSES
Advisory fees (Note 2)	37,728
Total expenses	37,728
Net investment income (loss)	41,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	137,087
Change in unrealized appreciation (depreciation) of investments	1,384,064
Net realized and unrealized gain (loss) on investments	1,521,151
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,562,288

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Statement of Changes in Net Assets

October 28, 2020* through July 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$41,137
Net realized gain (loss) on investments	137,087
Change in unrealized appreciation (depreciation) of investments	1,384,064
Increase (decrease) in net assets from operations	1,562,288

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(34,780)
Decrease in net assets from distributions	(34,780)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	13,054,908
Distributions reinvested	—
Cost of shares redeemed	(716,949)
Increase (decrease) in net assets from capital stock transactions	12,337,959

NET ASSETS
Increase (decrease) during period	13,865,467
Beginning of period	100,000
End of period	$13,965,467

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

October 28, 2020** through July 31, 2021
Net asset value, beginning of period	$25.00

Investment activities
Net investment income (loss)(1)	0.19
Net realized and unrealized gain (loss) on investments	7.53
Total from investment activities	7.72
Distributions
Net investment income	(0.17)
Total distributions	(0.17)

Net asset value, end of period	$32.55

Total Return*	30.96%
Ratios/Supplemental Data
Ratio to average net assets****
Expenses, gross	0.75%
Net investment income (loss)	0.82%
Portfolio turnover rate***	6.04%
Net assets, end of period (000’s)	$13,965

(1)Per share amounts calculated using the average shares outstanding during the period.

*Total return is for the period indicated and has not been annualized for periods less than one year.

**Commencement of Operations

***Portfolio turnover rate is for the period October 28, 2020 through July 31, 2021 and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

****Annualized for periods less than one year.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial StatementsJuly 31, 2021

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the ETF Opportunities Trust Board (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment balances by inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,908,883	$—	$—	$13,908,883
	$13,908,883	$—	$—	$13,908,883

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

The Fund held no Level 3 securities at any time during the period October 28, 2020 to July 31, 2021.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended July 31, 2021, such reclassifications decreased distributable earnings and increased paid-in capital by $122,490 as a result of redemption-in-kind transactions.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$813,750

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Ridgeline Research LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75% for the Fund.

The Advisor has retained Vident Investment Advisory, LLC (“VIA” or the “Trading Sub-Advisor”), to serve as trading sub-Advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Trading Sub-Advisor (the “Sub-Advisory Agreement”), the Trading Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor,

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

subject to the supervision of the Advisor and the Board. For the services it provides for the Fund, the Trading Sub-Advisor is compensated by the Advisor from the management fees paid by the Fund to the Advisor.

For its services, the Trading Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For their services to the Fund, CFS is entitled to a fee. The Advisor pays this fee.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Officers and/or directors of CFS, and Mr. Lively receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. The Advisor of the Fund pays the fees for these services.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor of the Fund pays the fees for these services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended July 31, 2021 were as follows:

Purchases	Sales
$761,926	$389,387

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended July 31, 2021 were as follows:

Purchases	Sales	Realized Gain
$12,728,559	$713,150	$122,495

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the period ended July 31, 2021 were as follows:

Period ended July 31, 2021
Distributions paid from:
Ordinary income	$34,780

As of July 31, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$21,729
Accumulated net realized gain (loss) on investments	41
Net unrealized appreciation (depreciation) on investments	1,383,248
$1,405,018

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$12,525,635	$1,583,469	$(200,221)	$1,383,248

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales losses.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an Authorized Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended July 31, 2021
Shares sold	450,000
Shares reinvested	—
Shares redeemed	(25,000)
Net increase (decrease)	425,000

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

NOTE 7 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•Trading Issues. Although it is expected that Shares will remain listed for trading on the Exchange, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Fund Investor Sourced Research and Opinion Risk. Company favorability ratings are collected from shareholders of the Fund, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to participation (referred to herein as “Fund Investor sourced research and opinion.” Fund Investor sourced research and opinion depends, to a large extent, on active participation of a sufficient number of shareholders. Investment decisions made using Shareholder Sourced Research may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally. Although the Advisor employs measures to detect irregularities in Fund Investor sourced research and opinion, there is no assurance these measures will be successful and, as a result, the integrity of the data could be compromised or could be subject to manipulation. The Advisor may be unable to collect Fund Investor sourced research and opinion for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on intellectual property, among other reasons.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Market turbulence resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

ANNUAL REPORT | JULY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2021

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

New Advisor Risk. The Advisor has not previously managed an ETF.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders American Conservative Values ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Conservative Values ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period October 28, 2020 (commencement of operations) through July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations, changes in net assets, and the financial highlights for the period October 28, 2020 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Report of Independent Registered Public Accounting Firm - continued

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2021

ANNUAL REPORT | JULY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (888) 909-6030.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

ANNUAL REPORT | JULY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Non-Interested Trustees

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	9	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since December 2019	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	9	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	9

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the twelve series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (63) Trustee	Indefinite, Since December 2019	Independent Consultant since 2014	9	None

ANNUAL REPORT | JULY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Officers Who Are Not Trustees

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since December 2019

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Thomas A. Carter (54) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since December 2019	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT | JULY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies On Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov.

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2021 and held for the six months ended July 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT | JULY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 7/31/21
American Conservative Values ETF	$1,000.00	$1,190.40	0.75%	$4.07
Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.76

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT | JULY 31, 2021

ETF opportunities Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, MD 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Transfer Agent, Fund Accountant and Custodian

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2021 and $0 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2021 and $0 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and $0 for 2020.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the American Conservative Values ETF.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 7, 2021

* Print the name and title of each signing officer under his or her signature.